Income and mining taxes	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Income and mining taxes [Text Block]
22.	Income and mining taxes

	(a)	Tax expense:

The tax expense (recoveries) is applicable as follows:

	Year ended December 31,
	2018	2017
		(Restated)
Current:
Income tax expense
Canada	$5,251	$6,077
Peru	19,103	24,523
Mining tax expense
Canada	9,085	5,085
Peru	11,030	14,706
Adjustments in respect of prior years	707	(448)
	45,176	49,943
Deferred:
Income tax - origination, revaluation and/or and reversal of temporary difference
Canada	25,811	2,067
Peru	10,780	29,727
United States	3,170	(46,908)
Mining taxes (recoveries) - origination, revaluation and/or reversal of temporary difference
Canada	414	467
Peru	(621)	(661)
Adjustments in respect of prior years	691	(1,416)
	40,245	(16,724)
	$85,421	$33,219

Adjustments in respect of prior years refers to amounts changing due to the filing of tax returns and assessments from government authorities.

(b)	Deferred tax assets and liabilities:

	Dec. 31, 2018	Dec. 31, 2017	Jan. 1, 2017
		(Restated)	(Restated)
Deferred income tax asset
Canada	$15,513	$31,937	$40,162

Deferred income tax liability
Peru	(196,452)	(183,973)	(203,081)
United States	(110,861)	(107,692)	(107,691)
Deferred mining tax liability
Canada	(5,119)	(5,614)	(4,706)
Peru	(11,658)	(12,124)	(12,785)
	(324,090)	(309,403)	(328,263)
Net deferred tax liability balance, end of year	$(308,577)	$(277,466)	$(288,101)

As of January 1, 2017 the deferred tax assets and deferred tax liabilities attributable to Canada are disclosed as a net deferred tax asset. This follows from the amalgamation between HudBay Minerals Inc. and its former subsidiaries, Hudson Bay Mining and Smelting Co., Limited (“HBMS”) and Hudson Bay Exploration and Development Company Limited.

(c)	Changes in deferred tax assets and liabilities:

	Year ended	Year ended
	December 31,	December 31,
	2018	2017
		(Restated)
Net deferred tax liability balance, beginning of year	$(277,466)	$(288,101)
Deferred tax (expense) recovery	(40,245)	16,724
OCI transactions	520	(3,845)
Items charged directly to equity	—	2,238
Foreign currency translation on the deferred tax liability	8,614	(4,482)
Net deferred tax liability balance, end of year	$(308,577)	$(277,466)

(d)	Reconciliation to statutory tax rate:

As a result of its mining operations, the Group is subject to both income and mining taxes. Generally, most expenditures incurred are deductible in computing income tax, whereas mining tax legislation, although based on a measure of profitability from carrying on mining operations, is more restrictive in respect of the deductions permitted in computing income subject to mining tax. These restrictions include costs unrelated to mining operations as well as deductions for financing expenses, such as interest and royalties. In addition, income unrelated to carrying on mining operations is not subject to mining tax.

A reconciliation between tax expense and the product of accounting profit multiplied by the Group’s statutory income tax rate for the years ended December 31, 2018 and 2017 is as follows:

	Year ended December 31,
	2018	2017
		(Restated)
Statutory tax rate	27.00%	27.00%

Tax expense at statutory rate	$46,126	$46,685
Effect of:
Deductions related to mining taxes	(5,976)	(6,075)
Adjusted income taxes	40,150	40,610
Mining tax expense	19,214	19,367
	59,364	59,977

Permanent differences related to:
Capital items	(2,903)	1,462
Other income tax permanent differences	(454)	338
Impact of remeasurement on decommissioning liability	3,898	15,290
Temporary income tax differences not recognized	4,449	15,376
Impact related to differences in tax rates in foreign operations	9,594	4,605
Impact of changes to statutory tax rates	45	(52,855)
Foreign exchange on non-monetary items	11,408	(9,387)
Impact related to tax assessments and tax return amendments	20	(1,587)
Tax expense	$85,421	33,219

The impact of changes to statutory tax rates in 2017 reflects the Tax Cuts and Jobs Act enacted in the U.S that reduced the corporate statutory tax rate.

(e)	Income tax effect of temporary differences - recognized:

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2018 and 2017 are as follows:

	Balance sheet			Income Statement
				Year ended
	Dec. 31,	Dec. 31,	Jan. 1,	Dec. 31,	Dec. 31,
	2018	2017	2017	2018	2017
		(Restated)	(Restated)		(Restated)
Deferred income tax (liability) asset/ expense (recovery)
Property, plant and equipment	$(83,407)	$(102,053)	$(71,837)	$(18,646)	$30,216
Pension obligation	7,817	10,034	13,092	2,739	(787)
Other employee benefits	13,488	16,742	17,778	3,254	1,036
Non-capital losses	72,470	91,495	59,034	19,025	(32,461)
Share issue and debt costs	10,896	15,707	16,319	4,807	2,850
Other	(5,751)	12	5,776	7,681	1,657
Deferred income tax asset / expense (recovery)	15,513	31,937	40,162	18,860	2,511
Deferred income tax liability (asset)/ (recovery) expense
Property, plant and equipment	339,037	320,036	389,502	25,456	(69,466)
Pension obligation	—	—	(12,150)	—	12,150
Other employee benefits	240	192	(14,806)	48	14,998
Asset retirement obligations	(918)	(789)	(11,357)	(129)	10,568
Non-capital losses	(27,374)	(27,539)	(46,500)	165	18,961
Other	(3,672)	(235)	6,083	(3,439)	(6,318)
Deferred income tax liability/ (recovery) expense	307,313	291,665	310,772	22,101	(19,107)
Deferred income tax liability/ (recovery) expense	$(291,800)	$(259,728)	$(270,610)	$40,961	$(16,596)

The above reconciling items are disclosed at the tax rates that apply in the jurisdiction where they have arisen.

(f)	Income tax temporary differences - not recognized:

The Group has not recognized a deferred tax asset in respect of the following deductible income tax temporary differences:

	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment	$—	$32,089
Capital losses	200,455	223,916
Other employee benefits	77,166	78,871
Asset retirement obligations	175,091	174,448
Non-capital losses	116,542	104,171
Temporary differences not recognized	$569,254	$613,495

The deductible temporary differences excluding non-capital losses do not expire under current tax legislation.

The Canadian non-capital losses were incurred between 2006 and 2018 and expire between 2026 and 2038. The Group incurred United States net operating losses between 2004 and 2018 which have a twenty year carry forward period. Peruvian net operating losses were incurred from 2014 to 2016 which have a four year carry forward period.

(g)	Mining tax effect of temporary differences:

The tax effects of temporary differences that give rise to significant portions of the deferred mining tax assets and liabilities at December 31, 2018 and December 31, 2017 are as follows:

		Dec. 31, 2017	Jan. 1, 2017
	Dec. 31, 2018	(Restated)	(Restated)
Canada
Property, plant and equipment	$(5,119)	$(5,614)	$(4,706)

	Dec. 31, 2018	Dec. 31, 2017	Jan. 1, 2017
Peru		(Restated)	(Restated)
Property, plant and equipment	$(11,658)	$(12,124)	$(12,785)

For the year ended December 31, 2018, the Group had unrecognized deferred mining tax assets of approximately $8,469 (December 31, 2017 - $8,740).

(h)	Unrecognized taxable temporary differences associated with investments:

There are no taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, for which a deferred tax liability has not been recognized.

(i)	Taxes receivable/payable:

The timing of payments results in significant variances in period-to-period comparisons of the tax receivable and tax payable balances.

(j)	Other disclosure:

The tax rules and regulations applicable to mining companies are highly complex and subject to interpretation. The Group may be subject in the future to a review of its historic income and other tax filings and, in connection with such reviews disputes can arise with the taxing authorities over the interpretation or application of certain tax rules and regulations in respect of the Group’s business. These reviews may alter the timing or amount of taxable income or deductions. The amount ultimately reassessed upon resolution of issues raised may differ from the amount accrued.